MD&A - Risk management and control - Credit Risk (Narrative) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages	45.00%
Number of days a material payment is past due to classify standard claims as non-performing	90 days
Number of days a material payment is past due to classify a client as in default and standard claims as non-performing	90 days
Number of days a material payment is past due to classify a client as in default and standard claims from certain specified counterparty portfolios as non-performing	180 days
UBS AG
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages	45.00%
Number of days a material payment is past due to classify standard claims as non-performing	90 days
Number of days a material payment is past due to classify a client as in default and standard claims as non-performing	90 days
Number of days a material payment is past due to classify a client as in default and standard claims from certain specified counterparty portfolios as non-performing	180 days